Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	The reason for the amendment is to update all signature dates on Form N-CSR/A filed on September 2, 2025 (Accession Number 0001193125-25-193851) which was submitted to amend the initial filing omission of the Schwab U.S. Treasury Money Fund, Ultra Shares annual report in Form N-CSR Item 1: Report(s) to Shareholders. No other information or disclosures contained in the Registrant’s Form N-CSR filed on March 4, 2025 (Accession Number 0001193125-25-045123), are being amended by this Form N-CSR/A and for ease of reference the entirety of the Form N-CSR including the correction of the omission mention are amended by this Form N-CSR/A.
Registrant Name	The Charles Schwab Family of Funds
Entity Central Index Key	0000857156
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Schwab Value Advantage Money Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab Value Advantage Money Fund
Class Name	Investor Shares
Trading Symbol	SWVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Value Advantage Money Fund, Investor Shares*	$35	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 35	[1]
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 218,570,000,000
Holdings Count | Holdings	623
Advisory Fees Paid, Amount	$ 546,586,197
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$218,570
Number of Holdings	623
Advisory Fees Paid by the Fund	$546,586,197
Weighted Average Maturity	23 Days
Seven-Day Yield (with waivers)	4.30%
Seven-Day Yield ( without waivers)	4.27%
Seven-Day Effective Yield (with waivers)	4.39%
Business Interest Deduction (163j)	99.75%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab Value Advantage Money Fund - Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab Value Advantage Money Fund
Class Name	Ultra Shares
Trading Symbol	SNAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Value Advantage Money Fund, Ultra Shares*	$20	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 20	[1]
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 118,180,000,000
Holdings Count | Holdings	623
Advisory Fees Paid, Amount	$ 546,586,197
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$118,180
Number of Holdings	623
Advisory Fees Paid by the Fund	$546,586,197
Weighted Average Maturity	23 Days
Seven-Day Yield (with waivers)	4.45%
Seven-Day Yield (without waivers)	4.42%
Seven-Day Effective Yield (with waivers)	4.54%
Business Interest Deduction (163j)	99.75%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab Government Money Fund - Sweep Shares
Shareholder Report [Line Items]
Fund Name	Schwab Government Money Fund
Class Name	Sweep Shares
Trading Symbol	SWGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Fund, Sweep Shares*	$45	0.44%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 45	[1]
Expense Ratio, Percent	0.44%	[1]
Net Assets	$ 20,322,000,000
Holdings Count | Holdings	304
Advisory Fees Paid, Amount	$ 116,438,625
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$20,322
Number of Holdings	304
Advisory Fees Paid by the Fund	$116,438,625
Weighted Average Maturity	37 Days
Seven-Day Yield (with waivers)	4.10%
Seven-Day Yield (without waivers)	4.08%
Seven-Day Effective Yield (with waivers)	4.18%
Business Interest Deduction (163j)	100.00%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab Government Money Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab Government Money Fund
Class Name	Investor Shares
Trading Symbol	SNVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Fund, Investor Shares*	$35	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 35	[1]
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 28,152,000,000
Holdings Count | Holdings	304
Advisory Fees Paid, Amount	$ 116,438,625
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$28,152
Number of Holdings	304
Advisory Fees Paid by the Fund	$116,438,625
Weighted Average Maturity	37 Days
Seven-Day Yield (with waivers)	4.20%
Seven-Day Yield (without waivers)	4.18%
Seven-Day Effective Yield (with waivers)	4.29%
Business Interest Deduction (163j)	100.00%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab Government Money Fund - Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab Government Money Fund
Class Name	Ultra Shares
Trading Symbol	SGUXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Fund, Ultra Shares*	$19	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the inv estm
ent adviser serves as
adviser
to the fund.

Expenses Paid, Amount	$ 19	[1]
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 26,324,000,000
Holdings Count | Holdings	304
Advisory Fees Paid, Amount	$ 116,438,625
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$26,324
Number of Holdings	304
Advisory Fees Paid by the Fund	$116,438,625
Weighted Average Maturity	37 Days
Seven-Day Yield (with waivers)	4.35%
Seven-Day Yield (without waivers)	4.33%
Seven-Day Effective Yield (with waivers)	4.44%
Business Interest Deduction (163j)	100.00%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab U.S. Treasury Money Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab U.S. Treasury Money Fund
Class Name	Investor Shares
Trading Symbol	SNSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Treasury Money Fund, Investor Shares*	$35	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 35	[1]
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 35,547,000,000
Holdings Count | Holdings	65
Advisory Fees Paid, Amount	$ 120,743,439
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$35,547
Number of Holdings	65
Advisory Fees Paid by the Fund	$120,743,439
Weighted Average Maturity	49 Days
Seven-Day Yield (with waivers)	4.15%
Seven-Day Yield (without waivers)	4.11%
Seven-Day Effective Yield (with waivers)	4.23%
Business Interest Deduction (163j)	99.99%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have cha nge d since the report date.
Schwab U.S. Treasury Money Fund - Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab U.S. Treasury Money Fund
Class Name	Ultra Shares
Trading Symbol	SUTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Treasury Money Fund, Ultra Shares*	$19	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 19	[1]
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 49,370,000,000
Holdings Count | Holdings	65
Advisory Fees Paid, Amount	$ 120,743,439
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$49,370
Number of Holdings	65
Advisory Fees Paid by the Fund	$120,743,439
Weighted Average Maturity	49 Days
Seven-Day Yield (with waivers)	4.29%
Seven-Day Yield (without waivers)	4.26%
Seven-Day Effective Yield (with waivers)	4.39%
Business Interest Deduction (163j)	99.99%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab Treasury Obligations Money Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab Treasury Obligations Money Fund
Class Name	Investor Shares
Trading Symbol	SNOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Treasury Obligations Money Fund, Investor Shares*	$35	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 35	[1]
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 36,001,000,000
Holdings Count | Holdings	77
Advisory Fees Paid, Amount	$ 124,838,121
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$36,001
Number of Holdings	77
Advisory Fees Paid by the Fund	$124,838,121
Weighted Average Maturity	39 Days
Seven-Day Yield (with waivers)	4.18%
Seven-Day Yield (without waivers)	4.17%
Seven-Day Effective Yield (with waivers)	4.27%
Business Interest Deduction (163j)	100.00%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab Treasury Obligations Money Fund - Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab Treasury Obligations Money Fund
Class Name	Ultra Shares
Trading Symbol	SCOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Treasury Obligations Money Fund, Ultra Shares*	$19	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 19	[1]
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 33,772,000,000
Holdings Count | Holdings	77
Advisory Fees Paid, Amount	$ 124,838,121
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$33,772
Number of Holdings	77
Advisory Fees Paid by the Fund	$124,838,121
Weighted Average Maturity	39 Days
Seven-Day Yield (with waivers)	4.33%
Seven-Day Yield (without waivers)	4.32%
Seven-Day Effective Yield (with waivers)	4.42%
Business Interest Deduction (163j)	100.00%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab Municipal Money Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab Municipal Money Fund
Class Name	Investor Shares
Trading Symbol	SWTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Municipal Money Fund, Investor Shares*	$34	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 34	[1]
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 4,346,000,000
Holdings Count | Holdings	1,106
Advisory Fees Paid, Amount	$ 29,265,522
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$4,346
Number of Holdings	1,106
Advisory Fees Paid by the Fund	$29,265,522
Weighted Average Maturity	26 Days
Seven-Day Yield (with waivers)	3.29%
Seven-Day Yield (without waivers)	3.27%
Seven-Day Effective Yield (with waivers)	3.35%
Tax Exempt Income Distribution	99.90%
Long Term Capital Gain Distribution	$109,607
Business Interest Deduction (163j)	81.91%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments
Portfolio Composition By Effective Maturity % of Investments

Largest Holdings by State % of Investments

Portfolio holdings may have changed since the report
date
.

Largest Holdings [Text Block]	Largest Holdings by State % of Investments Portfolio holdings may have changed since the report date .
Schwab Municipal Money Fund - Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab Municipal Money Fund
Class Name	Ultra Shares
Trading Symbol	SWOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Municipal Money Fund, Ultra Shares*	$19	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 19	[1]
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 13,210,000,000
Holdings Count | Holdings	1,106
Advisory Fees Paid, Amount	$ 29,265,522
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$13,210
Number of Holdings	1,106
Advisory Fees Paid by the Fund	$29,265,522
Weighted Average Maturity	26 Days
Seven-Day Yield (with waivers)	3.44%
Seven-Day Yield (without waivers)	3.42%
Seven-Day Effective Yield (with waivers)	3.50%
Tax Exempt Income Distribution	99.90%
Long Term Capital Gain Distribution	$109,607
Business Interest Deduction (163j)	81.91%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

Largest Holdings by State % of Investments

Portfolio holdings may have changed since the
report
date.

Largest Holdings [Text Block]	Largest Holdings by State % of Investments Portfolio holdings may have changed since the report date.
Schwab AMT Tax-Free Money Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab AMT Tax-Free Money Fund
Class Name	Investor Shares
Trading Symbol	SWWXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab AMT Tax-Free Money Fund, Investor Shares*	$35	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 35	[1]
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 1,234,000,000
Holdings Count | Holdings	565
Advisory Fees Paid, Amount	$ 5,441,044
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$1,234
Number of Holdings	565
Advisory Fees Paid by the Fund	$5,441,044
Weighted Average Maturity	27 Days
Seven-Day Yield (with waivers)	3.31%
Seven-Day Yield (without waivers)	3.27%
Seven-Day Effective Yield (with waivers)	3.37%
Tax Exempt Income Distribution	99.99%
Long Term Capital Gain Distribution	$20,895
Business Interest Deduction (163j)	11.54%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

Largest Holdings by State % of Investments

Portfolio holdings may have changed since the report date.

Largest Holdings [Text Block]	Largest Holdings by State % of Investments Portfolio holdings may have changed since the report date.
Schwab AMT Tax-Free Money Fund - Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab AMT Tax-Free Money Fund
Class Name	Ultra Shares
Trading Symbol	SCTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab AMT Tax-Free Money Fund, Ultra Shares*	$19	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 19	[1]
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 2,765,000,000
Holdings Count | Holdings	565
Advisory Fees Paid, Amount	$ 5,441,044
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$2,765
Number of Holdings	565
Advisory Fees Paid by the Fund	$5,441,044
Weighted Average Maturity	27 Days
Seven-Day Yield (with waivers)	3.46%
Seven-Day Yield (without waivers)	3.42%
Seven-Day Effective Yield (with waivers)	3.52%
Tax Exempt Income Distribution	99.99%
Long Term Capital Gain Distribution	$20,895
Business Interest Deduction (163j)	11.54%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

Largest Holdings by State % of Investments

Portfolio holdings may have changed since the report date.

Largest Holdings [Text Block]	Largest Holdings by State % of Investments Portfolio holdings may have changed since the report date.
Schwab California Municipal Money Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab California Municipal Money Fund
Class Name	Investor Shares
Trading Symbol	SWKXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab California Municipal Money Fund, Investor Shares*	$34	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 34	[1]
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 2,605,000,000
Holdings Count | Holdings	397
Advisory Fees Paid, Amount	$ 15,916,389
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$2,605
Number of Holdings	397
Advisory Fees Paid by the Fund	$15,916,389
Weighted Average Maturity	26 Days
Seven-Day Yield (with waivers)	2.79%
Seven-Day Yield (without waivers)	2.78%
Seven-Day Effective Yield (with waivers)	2.83%
Tax Exempt Income Distribution	99.97%
Long Term Capital Gain Distribution	$48,674
Business Interest Deduction (163j)	26.04%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab California Municipal Money Fund - Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab California Municipal Money Fund
Class Name	Ultra Shares
Trading Symbol	SCAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab California Municipal Money Fund, Ultra Shares*	$19	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 19	[1]
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 6,426,000,000
Holdings Count | Holdings	397
Advisory Fees Paid, Amount	$ 15,916,389
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$6,426
Number of Holdings	397
Advisory Fees Paid by the Fund	$15,916,389
Weighted Average Maturity	26 Days
Seven-Day Yield (with waivers)	2.94%
Seven-Day Yield (without waivers)	2.93%
Seven-Day Effective Yield (with waivers)	2.98%
Tax Exempt Income Distribution	99.97%
Long Term Capital Gain Distribution	$48,674
Business Interest Deduction (163j)	26.04%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab New York Municipal Money Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab New York Municipal Money Fund
Class Name	Investor Shares
Trading Symbol	SWYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab New York Municipal Money Fund, Investor Shares*	$35	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 35	[1]
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 1,054,000,000
Holdings Count | Holdings	319
Advisory Fees Paid, Amount	$ 4,385,336
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$1,054
Number of Holdings	319
Advisory Fees Paid by the Fund	$4,385,336
Weighted Average Maturity	31 Days
Seven-Day Yield (with waivers)	3.27%
Seven-Day Yield (without waivers)	3.24%
Seven-Day Effective Yield (with waivers)	3.33%
Tax Exempt Income Distribution	99.98%
Long Term Capital Gain Distribution	$10,027
Business Interest Deduction (163j)	17.18%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date .
Schwab New York Municipal Money Fund - Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab New York Municipal Money Fund
Class Name	Ultra Shares
Trading Symbol	SNYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab New York Municipal Money Fund, Ultra Shares*	$19	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 19	[1]
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 1,848,000,000
Holdings Count | Holdings	319
Advisory Fees Paid, Amount	$ 4,385,336
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$1,848
Number of Holdings	319
Advisory Fees Paid by the Fund	$4,385,336
Weighted Average Maturity	31 Days
Seven-Day Yield (with waivers)	3.42%
Seven-Day Yield (without waivers)	3.39%
Seven-Day Effective Yield (with waivers)	3.48%
Tax Exempt Income Distribution	99.98%
Long Term Capital Gain Distribution	$10,027
Business Interest Deduction (163j)	17.18%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab Retirement Government Money Fund
Shareholder Report [Line Items]
Fund Name	Schwab Retirement Government Money Fund
Class Name	Schwab Retirement Government Money Fund
Trading Symbol	SNRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Retirement Government Money Fund*	$19	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 19	[1]
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 2,184,000,000
Holdings Count | Holdings	289
Advisory Fees Paid, Amount	$ 3,606,595
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$2,184
Number of Holdings	289
Advisory Fees Paid by the Fund	$3,606,595
Weighted Average Maturity	37 Days
Seven-Day Yield (with waivers)	4.35%
Seven-Day Yield (without waivers)	4.32%
Seven-Day Effective Yield (with waivers)	4.44%
Business Interest Deduction (163j)	99.99%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.

[1]	Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.